Income Taxes - Summary of Domestic and Foreign Components of Loss Before Income Tax Benefit (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ 3,116,200	$ 1,598,933	$ 480,149
Foreign	93,596,287	81,310,894	60,569,333
Loss before income tax benefit	$ 96,712,487	$ 82,909,827	$ 61,049,482